EQUITY COMPENSATION PLANS (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 0.0086	$ 0.0100	$ 0.0282
2010 Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	220,706,500	511,294,000	305,256,000
Options Outstanding, Granted	137,400,000		323,900,000
Options Outstanding, Exercised	(8,250,000)	(32,712,500)	(4,000,000)
Options Outstanding, Cancelled or expired			(113,862,000)
Options Outstanding, Forfeited	(95,836,500)	(257,875,000)
Options Outstanding, Ending Balance	254,020,000	220,706,500	511,294,000	305,256,000
Options Outstanding, Vested and expected to vest	252,808,000
Options Outstanding, Vested and exercisable	97,565,625
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.0280	$ 0.0189	$ 0.0324
Weighted Average Exercise Price, Granted	0.0108		0.0105
Weighted Average Exercise Price, Exercised	0.0103	0.0103	0.0116
Weighted Average Exercise Price, Cancelled or expired			0.0317
Weighted Average Exercise Price, Forfeited	0.0280	0.0121
Weighted Average Exercise Price, Outstanding, Ending balance	0.0192	$ 0.0280	$ 0.0189	$ 0.0324
Weighted Average Exercise Price, Vested and expected to vest	0.0173
Weighted Average Exercise Price, Vested and exercisable	$ 0.0349
Weighted Average Remaining Contractual Life, Outstanding	2 years 8 months 12 days	2 years 11 months 19 days	4 years 8 months 12 days	4 years 6 months 26 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	2 years 10 months 2 days
Weighted Average Remaining Contractual Life, Vested and exercisable	1 year 8 months 12 days
Aggregate Intrinsic Value, Outstanding			$ 6,514,815
Aggregate intrinsic value, exercised	$ 13,300	$ 138,955	$ 55,213
Weighted average grant-date fair value of options granted in period	$ 0.0057	$ 0	$ 0.0071
Number of options vested in period	34,232,500	51,602,500
2010 Equity Compensation Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Granted		0
Share price	$ 0.0057
2010 Equity Compensation Plan | Stock options | Employees, senior management and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 790,000
Weighted average period, unrecognized compensation cost to be recognized	1 year 6 months 18 days